April 6, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Value Equity Trust: Scudder Select 500 Fund and Scudder Select 1000 Growth Fund, each a series of Value Equity Trust (the "Trust") (Reg. No. 2-78724) (811-1444) Post Effective Amendment No. 33 to Registration Statement on Form N-1A

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A (the "Amendment") do not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on March 30, 1999.

         Comments or questions concerning this certificate may be directed to Lauren Giudice at (617) 295-2560.

                                                    Very truly yours,

                                                    /s/Dennis P. Gallagher
                                                    -----------------------
                                                    Dennis P. Gallagher, Esq.
                                                    Mutual Fund Administration


cc:      Allison First, Esq., Dechert Price & Rhoads